Taxes (Details) - Schedule of Expiration of Carry Forward Operating Loss	Dec. 31, 2022 USD ($)
Schedule of Expiration of Carry Forward Operating Loss [Abstract]
2023	$ 5,360
2024	522,780
2025	166,113
2026	12,894
2027	9,423,368
Total	$ 10,130,515